Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset (liability)
Net operating loss and tax credit carryforwards	$ 42,944	$ 53,155
Intangible assets	30,084	33,510
Accrued and other liabilities	25,375	27,544
Share-based compensation	25,598	21,792
Property, plant and equipment	2,249	4,032
Convertible notes	2,173	3,621
Inventories	4,268	3,003
Disallowed interest carryforwards	1,157	1,511
Other	7,133	6,479
Total deferred tax assets before valuation allowance	140,981	154,647
Valuation allowance	(13,214)	(21,265)	$ (21,326)	$ (37,332)
Total deferred tax assets, after valuation allowance	127,767	133,382
Intangible assets	(50,723)	(55,921)
Property, plant and equipment	(46,536)	(33,847)
Inventories	(579)	(820)
Other	(4,178)	(3,997)
Total deferred tax liabilities	(102,016)	(94,585)
Deferred tax assets, net	$ 25,751	$ 38,797